Operations and principal activities - Agreements (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operations and principal activities
Operating Cost and Expense, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]	Affiliated Entity [Member]	Affiliated Entity [Member]
VIEs and VIEs Subsidiaries
Operations and principal activities
Proxy equity interests (as a percent)	100.00%
VIEs and VIEs Subsidiaries | Exclusive Call Option Agreement
Operations and principal activities
Purchase price	¥ 0.01
VIEs and VIEs Subsidiaries | Equity Interest Pledge Agreement
Operations and principal activities
Percentage of equity interest pledged from the shareholders	100.00%
VIEs and VIEs Subsidiaries | Exclusive business cooperation agreements
Operations and principal activities
Service fee	¥ 279,342	¥ 251,739	¥ 584,914